UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 43.3%
Energy - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
BP PLC	15,240	$108,559
China Petroleum & Chemical Corp.-Class H	208,000	218,885
Gazprom OAO (Sponsored ADR)	49,670	530,525
KazMunaiGas Exploration Production (GDR) (a)	6,000	89,481
LUKOIL OAO (London) (Sponsored ADR)	6,890	366,548
Petroleo Brasileiro SA (Sponsored ADR)	16,220	381,008
PTT PCL (NVDR)	15,200	152,926
Thai Oil PCL (NVDR)	43,600	80,655

		1,928,587

Information Technology - 9.1%
Computers & Peripherals - 1.5%
Pegatron Corp.	94,000	102,140
Quanta Computer, Inc.	43,000	90,378
Wistron Corp.	103,000	130,308

		322,826

Electronic Equipment, Instruments & Components - 2.5%
AU Optronics Corp.	599,000	258,494
LG Display Co., Ltd. (b)	12,530	265,961

		524,455

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Semiconductor Engineering, Inc.	270,000	231,318
Lam Research Corp.(b)	2,380	88,108
Powertech Technology, Inc.	60,000	126,864
Samsung Electronics Co., Ltd.	640	588,696
Vanguard International Semiconductor Corp.	116,000	40,292

		1,075,278

		1,922,559

Financials - 7.3%
Commercial Banks - 5.7%
Banco do Brasil SA	26,500	336,711
Banco do Estado do Rio Grande do Sul (Preference Shares)	6,900	73,985
Bank Negara Indonesia Persero Tbk PT	191,000	79,894
Bank of China Ltd.	288,000	105,978
Hana Financial Group, Inc.	5,220	161,754
KB Financial Group, Inc. (b)	4,810	151,565
Komercni Banka AS	520	87,647
Turkiye Is Bankasi -Class C	44,100	76,930
Turkiye Sinai Kalkinma Bankasi AS	66,000	63,600
Turkiye Vakiflar Bankasi Tao -Class D	58,930	76,078

		1,214,142

Real Estate Management & Development - 1.6%
Evergrande Real Estate Group Ltd.	386,000	158,834
KWG Property Holding Ltd.	131,500	44,176

Company	Shares	U.S. $ Value
Soho China Ltd.	190,500	$126,713

		329,723

		1,543,865

Materials - 6.4%
Chemicals - 1.4%
Hyosung Corp. (b)	1,980	92,222
Mitsubishi Gas Chemical Co., Inc.	16,000	88,721
SKC Co., Ltd. (b)	3,370	111,614

		292,557

Metals & Mining - 5.0%
Exxaro Resources Ltd.	11,400	236,852
Hyundai Steel Co. (b)	1,300	108,161
KGHM Polska Miedz SA	4,400	140,352
Koza Altin Isletmeleri AS	6,800	90,128
Rio Tinto PLC	1,900	92,808
Tata Steel Ltd. (GDR) (a)	7,600	54,682
Vale SA (Sponsored ADR) (Local Preference Shares)	14,600	300,760
Xingda International Holdings Ltd.	86,000	38,627

		1,062,370

		1,354,927

Consumer Discretionary - 5.2%
Auto Components - 0.7%
Leoni AG	450	14,967
Sumitomo Rubber Industries Ltd.	12,100	145,300

		160,267

Automobiles - 1.3%
Dongfeng Motor Group Co., Ltd.-Class H	30,000	51,532
DRB-Hicom Bhd	138,000	88,775
Kia Motors Corp. (b)	770	44,681
Volkswagen AG (Preference Shares)	600	89,707

		274,695

Distributors - 0.5%
Dah Chong Hong Holdings Ltd.	88,000	103,255

Household Durables - 1.5%
Brookfield Incorporacoes SA	27,800	73,776
LG Electronics, Inc. (b)	1,696	109,758
Rossi Residencial SA	16,300	69,910
Turkiye Sise ve Cam Fabrikalari AS	37,700	56,664

		310,108

Specialty Retail - 0.4%
Lewis Group Ltd.	8,200	81,399

Textiles, Apparel & Luxury Goods - 0.8%
Daphne International Holdings Ltd.	64,000	71,095

Company	Shares		U.S. $ Value
Yue Yuen Industrial Holdings Ltd.		34,500	$108,870

			179,965

			1,109,689

Industrials - 1.9%
Airlines - 1.2%
Cathay Pacific Airways Ltd.		158,000	270,149

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.		5,320	101,899

Marine - 0.2%
Grindrod Ltd.		22,810	39,512

			411,560

Consumer Staples - 1.8%
Food Products - 1.3%
Gruma SAB de CV (b)		56,000	105,181
MHP SA (GDR) (a) (b)		8,200	87,607
NongShim Co., Ltd. (b)		410	82,828

			275,616

Tobacco - 0.5%
British American Tobacco PLC		2,230	105,792

			381,408

Utilities - 1.4%
Electric Utilities - 0.7%
Light SA		8,800	135,874

Water Utilities - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo (b)		3,900	108,788
Cia de Saneamento de Minas Gerais-COPASA		2,400	42,976

			151,764

			287,638

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
LG Uplus Corp. (b)		20,030	128,863
Telenor ASA		6,050	99,001

			227,864

Total Common Stocks (cost $10,070,841)			9,168,097

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 10.9%
Brazil - 1.1%
Republic of Brazil 5.625%, 1/07/41	U.S.$	194	225,525

	Principal Amount (000)		U.S. $ Value
Colombia - 2.3%
Republic of Colombia
4.375%, 7/12/21	U.S.$	200	$214,000
8.125%, 5/21/24		200	277,500

			491,500

Cote D’Ivoire - 0.6%
Ivory Coast Government International Bond
2.50%, 12/31/32(a) (c) (d)		260	129,350

Lithuania - 0.5%
Republic of Lithuania
6.125%, 3/09/21 (a)		100	99,500

Mexico - 1.8%
Mexican Bonos
5.125%, 1/15/20		124	141,980
5.625%, 1/15/17		132	151,470
5.75%, 10/12/10		80	84,800

			378,250

Panama - 0.6%
Republic of Panama
7.125%, 1/29/26		100	130,000

Peru - 0.6%
Republic of Peru
8.75%, 11/21/33		85	129,625

Poland - 0.4%
Poland Government International Bond
6.375%, 7/15/19		75	82,875

Qatar - 2.1%
Qatar Government International Bond
4.50%, 1/20/22 (a)		200	206,000
5.25%, 1/20/20 (a)		115	126,212
6.40%, 1/20/40 (a)		100	117,500

			449,712

Russia - 0.3%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		38	44,604
12.75%, 6/24/28 (a)		15	25,575

			70,179

South Africa - 0.6%
South Africa Government International Bond
5.875%, 5/30/22		100	115,125

Total Governments - Sovereign Bonds (cost $2,305,043)			2,301,641

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 7.7%
Argentina - 0.5%
Argentina Bonos
Series X
7.00%, 4/17/17	U.S.$	133	$112,354

Egypt - 0.4%
Arab Republic of Egypt
6.875%, 4/30/40 (a)		100	83,000

Hungary - 0.5%
Hungary Government International Bond
4.75%, 2/03/15		22	20,185
6.375%, 3/29/21		96	87,840

			108,025

Indonesia - 1.2%
Republic of Indonesia
6.625%, 2/17/37 (a)		105	127,837
7.75%, 1/17/38 (a)		100	135,500

			263,337

Philippines - 1.1%
Philippine Government International Bond
6.375%, 10/23/34		190	227,288

Turkey - 1.1%
Republic of Turkey
7.00%, 6/05/20		100	110,375
7.25%, 3/15/15		102	111,180

			221,555

United Arab Emirates - 0.7%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		140	143,850

Venezuela - 2.2%
Republic of Venezuela
7.65%, 4/21/25		750	465,000

Total Emerging Markets - Sovereigns (cost $1,666,334)			1,624,409

QUASI-SOVEREIGNS - 7.2%
Chile - 1.0%
Corp. Nacional del Cobre de Chile 3.875%, 11/03/21 (a)		200	203,632

China - 0.5%
China Development Bank Corp. 5.00%, 10/15/15		105	112,644

Indonesia - 0.7%
Majapahit Holding BV
8.00%, 8/07/19 (a)		125	145,937

	Principal Amount (000)		U.S. $ Value
Kazakhstan - 2.0%
Kazakhstan Temir Zholy Finance BV
6.375%, 10/06/20 (a)	U.S.$	200	$207,500
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
6.25%, 5/20/15 (a)		200	207,500

			415,000

Malaysia - 1.1%
Petroliam Nasional Bhd
7.75%, 8/15/15 (a)		100	118,210
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		105	117,844

			236,054

Mexico - 0.8%
Pemex Project Funding Master Trust
6.625%, 6/15/35		140	158,550

Ukraine - 0.5%
Ukreximbank Via Biz Finance PLC
11.00%, 2/03/14	UAH	1,250	115,838

Venezuela - 0.6%
Petroleos de Venezuela SA
8.50%, 11/02/17 (a)	U.S.$	30	22,650
12.75%, 2/17/22 (a)		135	113,062

			135,712

Total Quasi-Sovereigns (cost $1,563,398)			1,523,367

	Shares
WARRANTS - 3.1%
Financials - 2.9%
Commercial Banks - 2.9%
Allahabad Bank, JPMorgan Chase, expiring 9/29/14 (a) (b)		32,540	69,928
Bank of India, Merrill Lynch, expiring 4/18/16 (b)		16,520	82,856
Canara Bank, Deutsche Bank, expiring 1/17/17 (b)		22,250	152,833
Commercial Bank of Qatar QSC (The), Deutsche Bank, expiring 5/26/17 (b)		7,960	182,523
Punjab National Bank, Merrill Lynch, expiring 7/07/15 (b)		5,412	79,572
Union Bank of India, Merrill Lynch, expiring 7/07/15 (b)		17,800	56,932

			624,644

Consumer Discretionary - 0.2%
Auto Components - 0.2%
Apollo Tyres Ltd., Merrill Lynch, expiring 12/30/15 (b)		37,800	42,068

	Principal Amount (000)		U.S. $ Value
Total Warrants (cost $864,486)			$666,712

CORPORATES - INVESTMENT GRADES - 2.3%
Non Corporate Sectors - 1.0%
Agencies - Not Government Guaranteed - 1.0%
IPIC GMTN Ltd.
5.50%, 3/01/22 (a)	U.S.$	210	210,000

Utility - 0.5%
Electric - 0.5%
Empresas Publicas de Medellin ESP
8.375%, 2/01/21 (a)	COP	190,000	102,846

Financial Institutions - 0.4%
Banking - 0.4%
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	54,000	102,388

Industrial - 0.4%
Basic - 0.4%
Vale Overseas Ltd.
6.875%, 11/21/36	U.S.$	72	81,976

Total Corporates- Investment Grades (cost $519,402)			497,210

CORPORATES - NON-INVESTMENT GRADES - 2.3%
Industrial - 1.6%
Basic - 0.9%
ALROSA Finance SA
7.75%, 11/03/20 (a)		200	199,000

Other Industrial - 0.7%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		200	147,000

			346,000

Financial Institutions - 0.7%
Banking - 0.7%
Renaissance Securities Trading Ltd.
11.00%, 4/21/16 (a)		200	139,250

Total Corporates- Non-Investment Grades (cost $573,733)			485,250

GOVERNMENTS- TREASURIES - 1.6%
United States - 1.6%
U.S. Treasury Notes
2.125%, 8/15/21 (cost $323,620)		320	328,200

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 1.3%
Industrial - 1.3%
Basic - 0.5%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)	U.S.$	100	$106,500

Energy - 0.8%
MIE Holdings Corp.
9.75%, 5/12/16 (a)		200	175,000

Total Emerging Markets - Corporate Bonds (cost $300,261)			281,500

	Shares
SHORT - TERM INVESTMENTS - 16.2%
Investment Companies - 16.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (e) (cost $3,431,420)		3,431,420	3,431,420

Total Investments - 95.9% (cost $21,618,538)(f)			20,307,806
Other assets less liabilities - 4.1% (g)			865,588

Net Assets - 100.0%			$21,173,394

FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Mini Index Futures	80	March 2012	$3,684,908	$3,686,000	$1,092

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Brown Borthers Harriman & Co.:
Mexican Peso settling 3/15/12	1,113	$81,332	$79,299	$(2,033)
Royal Bank of Scotland:
Chilean Peso settling 3/15/12 (1)	51,125	99,659	97,562	(2,097)
Chinese Yuan Renminbi settling 3/15/12 (1)	7,279	1,142,521	1,145,908	3,387
Colombian Peso settling 3/15/12 (1)	191,790	99,471	99,132	(339)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank:
Chinese Yuan Renminbi settling 3/15/12 (1)	672	$105,594	$105,791	$197
Sale Contracts
Barclays Capital Inc.:
Euro settling 3/15/12	425	553,056	550,400	2,656
Brown Brothers Harriman & Co.:
Turkish Lira settling 3/15/12	781	415,558	405,680	9,878
Turkish Lira settling 3/15/12	238	123,909	123,626	283
HSBC Securities Inc.:
Great British Pound settling 3/15/12	188	294,237	291,762	2,475
Russian Rubles settling 2/07/12 (1)	6,278	203,369	193,507	9,862
South African Rand settling 3/15/12	1,607	193,430	196,870	(3,440)
Standard Chartered Bank:
Euro settling 3/15/12	147	195,911	190,373	5,538
Russian Rubles settling 2/07/12 (1)	6,315	201,371	194,647	6,724
South Korean Won settling 3/15/12	228,968	200,867	197,810	3,057

				$36,148

(1)	Contract represents a non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

CREDIT DEFAULT SWAP CONTRACTS ON SOVEREIGN ISSUES AND INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Qatar Government International Bond,
9.75% 6/15/30, 9/20/16*	(1.00)%	1.20%	$180	$1,565	$(261)	$1,304
Venezuela Government International Bond,
9.25% 9/15/27, 9/20/16*	(5.00)	8.97	400	52,567	(86,000)	(33,433)
Sale Contracts
Citibank, NA:
CDX EM-16 5 Yr Index,
12/20/16*	5.00	3.08	320	27,284	(22,080)	5,204

						$(26,925)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $3,858,945 or 18.2% of net assets.

(b)	Non-income producing security.

(c)	Security is in default and is non-income producing.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2011.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $340,654 and gross unrealized depreciation of investments was $(1,651,386), resulting in net unrealized depreciation of $(1,310,732).

(g)	An amount of $448,000 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Currency Abbreviation:

CLP	-	Chilean Peso
COP	-	Colombian Peso
UAH	-	Ukrainian Hryvnia

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

COUNTRY BREAKDOWN *

9.7%	Brazil
9.1%	South Korea
7.0%	Russia
5.7%	China
4.8%	Taiwan
3.2%	Mexico
3.1%	Qatar
2.9%	Venezuela
2.9%	Colombia
2.9%	Turkey
2.8%	South Africa
2.7%	India
2.5%	Kazakhstan
23.8%	Other
16.9%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.4% or less in the following countries: Argentina, Chile, Cote D’Ivoire, Czech Republic, Egypt, Germany, Hong Kong, Hungary, Indonesia, Japan, Lithuania, Malaysia, Norway, Panama, Peru, Philippines, Poland, Thailand, Ukraine, United Arab Emirates, United Kingdom and United States.

AllianceBernstein Emerging Markets Multi Asset Fund

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks	$1,419,331		$7,748,766		$	– 0	–	$9,168,097
Governments - Sovereign Bonds	– 0	–	2,172,291			129,350		2,301,641
Emerging Markets-Sovereigns	– 0	–	1,480,559			143,850		1,624,409
Quasi-Sovereigns	– 0	–	1,294,467			228,900		1,523,367
Warrants	– 0	–	– 0	–		666,712		666,712
Corporates - Investment Grades	– 0	–	497,210			– 0	–	497,210
Corporates - Non-Investment Grades	– 0	–	485,250			– 0	–	485,250
Governments - Treasuries	– 0	–	328,200			– 0	–	328,200
Emerging Markets - Corporate Bonds	– 0	–	281,500			– 0	–	281,500
Short-Term Investments	3,431,420		– 0	–		– 0	–	3,431,420

Total Investments in Securities	4,850,751		14,288,243	†		1,168,812		20,307,806
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	6,508			– 0	–	6,508
Futures Contracts	1,092		– 0	–		– 0	–	1,092
Forward Currency Exchange Contracts	– 0	–	44,057			– 0	–	44,057
Liabilities
Credit Default Swaps	– 0	–	(33,433)			– 0	–	(33,433)
Forward Currency Exchange Contracts	– 0	–	(7,909)			– 0	–	(7,909)

Total	$4,851,843		$14,297,466			$1,168,812		$20,318,121

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Governments – Sovereign Bonds			Emerging Markets – Sovereigns			Quasi - Sovereigns		Warrants
Balance as of 8/31/11**	$	– 0	–	$	– 0	–	$–0	–	$–0	–
Accrued discounts/(premiums)		857			(241)		723		– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation		(12,557)			(5,534)		(35,008)		(197,774)
Purchases		141,050			149,625		263,185		864,486
Sales		– 0	–		– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$129,350			$143,850		$228,900		$666,712

Net change in unrealized appreciation/depreciation from investments held as of 12/31/11		$(12,557)			$(5,534)		$(35,008)		$(197,774)

	Total
Balance as of 8/31/11**	$	– 0	–
Accrued discounts/ (premiums)		1,339
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		(250,873)
Purchases		1,418,346
Sales		– 0	–
Transfers into Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 12/31/11		$1,168,812

Net change in unrealized appreciation/depreciation from investments held as of 12/31/11		$(250,873)

**Commencement	of operations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2012